Loans and advances to banks	12 Months Ended
Dec. 31, 2017
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Loans and advances to banks

3 Loans and advances to banks

Loans and advances to banks
	Netherlands		International		Total
	2017	2016	2017	2016	2017	2016
Loans	7,899	10,381	20,916	18,483	28,815	28,864
Cash advances, overdrafts and other balances	1	3	3	2	4	5

	7,900	10,384	20,919	18,485	28,819	28,869
Loan loss provisions	–1		–7	–11	–8	–11

	7,899	10,384	20,912	18,474	28,811	28,858

Loans include balances (mainly short-term deposits) with central banks amounting to EUR 4,032 million (2016: EUR 2,880 million).

As at 31 December 2017, Loans include receivables related to securities in reverse repurchase transactions amounting to EUR 4,637 million (2016: EUR 2,992 million) and receivables related to finance lease contracts amounting to EUR 65 million (2016: EUR 88 million). Reference is made to Note 42 ‘Transfer of financial assets’ for information on securities lending as well as sale and repurchase transactions. Reference is made to Note 6 ‘Loans and advances to customers’ for information on finance lease receivables.

As at 31 December 2017, the non-subordinated receivables amount to EUR 28,768 million (2016: EUR 28,790 million) and the subordinated receivables amount to EUR 43 million (2016: EUR 68 million).

Reference is made to Note 41 ‘Assets not freely disposable’ for restrictions on Loans and advances to banks.

No individual loans and advances to banks has terms and conditions that significantly affect the amount, timing or certainty of consolidated cash flows of the Group. For details on significant concentrations, refer to the section ‘Risk management – Credit risk’ paragraph ‘Credit Risk Appetite and Concentration Risk Framework’.